Loans and borrowings - Summary of Loans and Borrowings (Detail) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Disclosure of detailed information about borrowings [line items]
Debt including current maturities	$ 1,670,807	$ 1,462,691
Current maturities	(254,854)	(222,430)
Loans and borrowings long-term	1,415,953	1,240,261
2034 | Long term fixed rate debt
Disclosure of detailed information about borrowings [line items]
Debt including current maturities	1,077,395	1,039,821
2034 | Long term variable rate debt
Disclosure of detailed information about borrowings [line items]
Debt including current maturities	$ 593,412
2033 | Long term variable rate debt
Disclosure of detailed information about borrowings [line items]
Debt including current maturities		$ 422,870
Bottom of range | 2034
Disclosure of detailed information about borrowings [line items]
Effective interest rates of borrowings	1.74%	1.73%
Bottom of range | 2034
Disclosure of detailed information about borrowings [line items]
Effective interest rates of borrowings	5.71%
Bottom of range | 2033
Disclosure of detailed information about borrowings [line items]
Effective interest rates of borrowings		6.53%
Top of range | 2034
Disclosure of detailed information about borrowings [line items]
Effective interest rates of borrowings	4.91%	3.99%
Top of range | 2034
Disclosure of detailed information about borrowings [line items]
Effective interest rates of borrowings	6.05%
Top of range | 2033
Disclosure of detailed information about borrowings [line items]
Effective interest rates of borrowings		6.86%